SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SHORT-TERM INVESTMENTS
Schedule of short-term investments

	As of December 31,
	2021	2022
Wealth Management Products	182,556	205,861